Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations

Note 1-Description of Organization and Business Operations

OceanTech Acquisitions I Corp. (the “Company”) is a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

As of September 30, 2023, the Company had not commenced any operations. All activity for the period from February 3, 2021 (inception) through September 30, 2023, relates to the Company’s formation and the public offering consummated on June 2, 2021 (the “Initial Public Offering”), and, since the closing of the Initial Public Offering, a search for a business combination candidate. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on both cash from the proceeds derived from the Initial Public Offering and investments held in trust.

The Company’s original sponsor was OceanTech Acquisitions I Sponsors, LLC (the “Original Sponsor”). On March 13, 2023, the Company’s sponsor changed to Aspire Acquisition LLC, a Delaware limited liability company (“Aspire” or the “Sponsor”) when Aspire acquired all of the Class B common stock and Private Placement Warrants from the Original Sponsor. As part of this transaction, Aspire assumed ownership of all agreements and obligations of the Original Sponsor, agreed to reimburse the original chief executive officer $25,000, and has agreed to pay the original chief financial officer $5,000 per month during the transition period.

On September 5, 2023, as further described below, all of Sponsor’s Class B common stock was converted to Class A common stock.

Financing

The registration statement for the Company’s Initial Public Offering was declared effective on May 27, 2021 (the “Effective Date”). On June 2, 2021, the Company consummated its Initial Public Offering of 10,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units, the “Common Stock”) at a price of $10.00 per Unit, generating gross proceeds to the Company of $100,000,000, which is discussed in Note 3.

Simultaneously with the consummation of the Initial Public Offering and the sale of the Units, the Company consummated the private placement sale (“Private Placement”) of an aggregate 4,571,000 warrants (“Private Placement Warrants”), of which 3,871,000 Private Placement Warrants were purchased by the Original Sponsor and 700,000 Private Placement Warrants were purchased by Maxim Group LLC and/or its designees (“Maxim”), at a price of $1.00 per Private Placement Warrant, generating total proceeds of $4,571,000.

Transaction costs of the Initial Public Offering amounted to $7,482,451 consisting of $2,065,200 of underwriting discount, $3,614,100 of deferred underwriting discount, $1,033,633 in fair value of representative shares issued and $769,518 of other offering costs. Of the transaction costs, $690,542 were charged to operations for the portion related to warrants and $6,791,909 were included as offering costs and charged against equity.

The Company granted the underwriter in the Initial Public Offering a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments, if any. On June 17, 2021, the underwriter partially exercised the over-allotment option to purchase 326,000 additional Units (the “Over-Allotment Units”), generating an aggregate of gross proceeds of $3,260,000, and incurred $65,200 in cash underwriting fees.

On June 2, 2022, the Company closed an offering to private investors which included issuance of 1,548,900 Private Warrants at a price of $1.00 per warrant and transfer of 1,200,000 of Original Sponsor’s Class B common stock. Proceeds of the offering were deposited in the Company’s Trust Account for its public stockholders, representing $0.15 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination (an “Extension”) by six months from June 2, 2022, to December 2, 2022. The Extension is permitted under the Company’s governing documents.

On August 10, 2022, the Company, OceanTech Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub 1”), and the Original Sponsor, entered into a definitive Agreement and Plan of Merger (the “Captura Merger Agreement”) with Captura Biopharma, Inc., a Delaware corporation (“Captura”) and Michael Geranen, as seller representative (“Geranen”). Pursuant to the Captura Merger Agreement, upon the closing of the business combination, the Company would effect the merger of Merger Sub 1 with and into Captura, with Captura continuing as the surviving entity, as a result of which all of the issued and outstanding capital stock of Captura would be exchanged for shares of the Class A common stock of the Company upon the terms set forth as follows: Captura’s shareholders collectively shall be entitled to receive from the Company, in the aggregate, a number of Company’s securities with an aggregate value equal to (a) $200,000,000 minus (b) the amount, if any, by which the Captura’s net working capital amount exceeds the net working capital amount (but not less than zero), minus (c) the amount of Closing Net Indebtedness (as defined in the Captura Merger Agreement) minus (d) the amount of any transaction expenses, provided that the merger consideration otherwise payable to the Captura’s shareholders is subject to adjustment after the Closing in accordance with the terms of the Merger Agreement.

The obligations of the parties to consummate such business combination was subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (a) the representations and warranties of the Company, Merger Sub 1 and Captura being true and correct subject to the materiality standards contained in the Captura Merger Agreement; (b) material compliance by such parties of their respective pre-closing covenants and agreements, subject to the standards contained in the Captura Merger Agreement; (c) the approval by the Company’s stockholders of such business combination; (d) the approval by the Captura’s stockholders of such business combination; I the absence of any Material Adverse Effect (as defined in the Captura Merger Agreement) with respect to the Company or with respect to Captura since the effective date of the Captura Merger Agreement that is continuing and uncured; (f) the election of the members of the post-closing board consistent with the provisions of the Captura Merger Agreement, a majority of which are to be independent in accordance with the Nasdaq rules; (g) the Company having at least $5,000,001 in tangible net assets upon the Closing; (h) the entry into certain ancillary agreements as of the Closing; (i) the lack of any notice or communication from, or position of, the SEC requiring the Company to amend or supplement the prospectus and proxy statement; and (j) the receipt of certain closing deliverables.

On October 13, 2022, parties to the Captura Merger Agreement mutually terminated the Captura Merger Agreement pursuant to Section 8.1(a) of the Captura Merger Agreement, effective immediately. Neither party was required to pay the other a termination fee as a result of the mutual decision to terminate the Captura Merger Agreement.

On November 15, 2022, the Company entered into a definitive Agreement and Plan of Merger (the “Majic Merger Agreement”) with Merger Sub 1, OceanTech Merger Sub 2, LLC, a Wyoming limited liability company and wholly owned subsidiary of the Company (“Merger Sub 2”), the Original Sponsor in the capacity as the representative for the stockholders of the Company (the “Company Representative”), Majic Wheels Corp., a Wyoming corporation ( “Majic”), and Jeffrey H. Coats, an individual, in the capacity as the representative for the Majic stockholders (the “Majic Representative”).

On November 29, 2022, the Company held a special meeting of stockholders. At the meeting, the Company’s stockholders approved a charter amendment to extend the date by which the Company must consummate its initial business combination from December 2, 2022 to June 2, 2023, subject to the approval of the board of directors of the Company, provided the Original Sponsor or its designees deposit into the Trust Account an amount equal to $0.067 per share for each public share or $125,000, prior to the commencement of each extension period. In connection with the extension stockholders holding 8,477,497 shares of common stock exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $87,541,322 (approximately $10.32 per share) was removed from the Trust Account to pay such holders.

On December 1, 2022, December 30, 2022 and February 2, 2023, the Company deposited $125,000 into its Trust Account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from December 2, 2022 to March 2, 2023.

On February 3, 2023, Majic, the Company, Merger Sub 1 and Merger Sub 2 mutually terminated the Majic Merger Agreement pursuant to Section 8.1(a) of the Majic Merger Agreement, effective immediately. Neither party was required to pay the other a termination fee as a result of the mutual decision to terminate the Majic Merger Agreement.

On March 2, 2023, the Company deposited $125,000 into its Trust Account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from March 2, 2023, to April 2, 2023.

On March 13, 2023, the Company’s sponsor changed from Original Sponsor to Sponsor when Aspire agreed to acquire all of the 2,581,500 shares of Class B common stock and 5,869,880 Private Placement Warrants from the Original Sponsor upon the closing of an initial business combination.

On March 31, 2023 and May 2, 2023, the Company deposited $125,000 into its Trust Account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from April 2, 2023, to June 2, 2023.

On May 2, 2023, the Company, R.B. Merger Sub Ltd., an Israeli company and a wholly owned subsidiary of the Company (“Merger Sub”), and Regentis Biomaterials Ltd., an Israeli company (individually, “Regentis” and, together with the Company, Merger Sub, collectively, the “Parties” and each referred to as a “Party”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other things, Merger Sub will merge with and into Regentis (the “Merger” or “Business Combination”), with Regentis continuing as the surviving entity after the Merger, as a result of which Regentis will become a direct, wholly-owned subsidiary of the Company (the “Proposed Transaction”).

On May 18, 2023, the Company and Sponsor, announced that, the Company entered into an unsecured, interest-free promissory note in favor of the Sponsor, pursuant to which the Sponsor will loan the Company $30,000 per month for up to 12, 1-month extensions, up to an aggregate of $360,000. (See below regarding the current extensions exercised.)

On May 30, 2023, the Company held a virtual special meeting of its stockholders, pursuant to due notice in that certain Proxy Statement on Schedule 14(a) filed May 10, 2023 (as amended, the “Extension Proxy”). At such special meeting, the Company stockholders approved the proposal for the Company to adopt and file with the Delaware Secretary of State of the State of Delaware an amended charter (the “Extension Amendment Proposal”), which the Company promptly filed following the stockholders’ approval of the Extension Amendment Proposal. Pursuant to the Company’s amended charter, the Company has the right to extend beyond June 2, 2023 (the “Original Termination Date”) by up to 12, 1-month extensions through June 2, 2024 (the “Outside Date”; each of the 12, 1-month extensions, an “Extension”, and each such extension date a “Deadline Date”, and the latest of such Deadline Dates, the “Extended Deadline”) the date by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete a business combination, and (iii) unless the closing of the Company’s initial business combination shall have occurred, redeem or repurchase 100% of the Company’s Class A common stock included as part of the units sold in the Initial Public Offering. In connection with each Extension, the Company or Sponsor (or its affiliates or permitted designees) is required to deposit into the Trust Account $30,000 (collectively, the “Extension Payments”), and the Sponsor made a non-interest bearing, unsecured loan to the Company in the aggregate of $360,000 for payment of the Extension Payments.

Additionally, at such special meeting, the stockholders of the Company approved the proposal to amend the trust agreement of the Trust Account to extend the termination date for an additional twelve months, until June 2, 2024 (the “Trust Amendment Proposal). Upon approval of the Extension Amendment Proposal and the Trust Amendment Proposal by the Company’s stockholders, the Company and the Trustee of the Trust Account promptly entered into an amendment to the trust agreement to extend the termination date for an additional twelve months, until June 2, 2024.

In connection with the voting on the Extension Amendment Proposal and the Trust Amendment Proposal at this special meeting, holders of 1,035,788 shares of Class A common stock (the “Redeeming Stockholder”) exercised the right to redeem such shares. On June 2, 2023, the Company made cash payments to the Redeeming Stockholders totaling $11,233,821, representing approximately $10.84 per share. Following such payments to the Redeeming Stockholders, the Trust Account had a balance of approximately $8,814,443. The Company’s remaining shares of Class A common stock outstanding were 812,715.

On June 1, 2023 and June 27, 2023, the Company deposited $30,000, representing $0.037 per public share, into its Trust Account for its public stockholders, allowing the Company to extend the period of time it has to consummate its initial business combination by one month each from June 2, 2023 to August 2, 2023, as the first and second of twelve 1-month extensions permitted under the Company’s governing documents.

On July 7, 2023, the Company and Regentis executed Amendment No. 1 to the Merger Agreement to increase the merger consideration to $96 million from $95 million to account, in part, for the issuance of Regentis ordinary shares to Maxim pre-closing for the fee to which it would be entitled upon consummation of the business combination.

On July 10, 2023, the Company filed the initial Form S-4 with the SEC.

On July 25, 2023, the Company received written notice (the “Delisting Letter”) from the Nasdaq Capital Market (“Nasdaq”) that the Company had not regained compliance within 180 calendar days (or until July 24, 2023) in accordance with Nasdaq Listing Rule 5810(c)(3)(C) for compliance with Nasdaq Listing Rule 5550(b)(2) as the Company’s market value of listed securities for the thirty (30) consecutive business days, was below the required minimum of $35 million for continued listing on Nasdaq (the “MVLS Requirement”).

On July 27, 2023, the Company filed a Current Report on Form 8-K stating that the Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision, and on such date the Company requested the hearing, and wired the $20,000 fee to Nasdaq for the hearing, prior to 4:00 p.m. Eastern Time on August 1, 2023, as required in the Delisting Letter. The hearing with the Panel was then scheduled for September 21, 2023 (the “Hearing”).

On July 28, 2023, the Company deposited $30,000, representing $0.037 per public share, into its Trust Account for its public stockholders, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from August 2, 2023 to September 2, 2023, as the third of twelve, 1-month extension permitted under the Company’s governing documents. On July 31, 2023, the Company filed the Current Report on Form 8-K disclosing the same.

On August 8, 2023, the Company filed a Preliminary Proxy Statement on Schedule 14(a) with the Securities and Exchange Commission (“SEC”) for stockholders to approve the founder share amendment proposal to amend the Company’s existing certificate of incorporation dated as of May 27, 2021, as amended on December 1, 2022 by that certain First Amendment to the Amended and Restated Certificate of Incorporation and as further amended on May 30, 2023 by that certain Second Amendment to the Amended and Restated Certificate of Incorporation, as may be further amended (collectively, the “Existing OTEC Charter”), to provide for the right of the holders of Class B common stock, par value $0.0001 per share, to convert such shares of Class B common stock into shares of Class A common stock, par value $0.0001 per share, on a one-to-one basis at the election of such holders (the “Founder Share Amendment Proposal”), rather than upon the closing of an initial business combination. The Company then filed a Definitive Proxy Statement on Schedule 14A on August 23, 2023 (the “Proxy Statement”) with the SEC, providing notice of a special meeting of stockholders to be held on September 5, 2023 to propose to amend the Existing OTEC Charter in accordance with the Founder Share Amendment Proposal, in order to authorize the Company to regain compliance with the MVLS Requirement.

On August 31, 2023, the Company deposited $30,000, representing $0.037 per public share, into its Trust Account for its public stockholders, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from September 2, 2023 to October 2, 2023, as the fourth of twelve 1-month extensions permitted under the Company’s governing documents.

On September 5, 2023, the Company held a virtual special meeting of its stockholders following the notice provided by the Proxy Statement to amend the Existing OTEC Charter for the Founder Share Amendment Proposal. Following approval of the Founder Share Amendment Proposal by the Company’s stockholders, the Company promptly adopted and filed the related amendment to the Existing OTEC Charter with the Secretary of State of the State of Delaware. Effective as of September 5, 2023, the conversion of the Class B common stock to Class A common stock, resulted in the Company’s market value of securities increasing approximately $28,706,280 in addition to the Company’s then-current market value of securities being approximately $10,185,642, based on calculations utilizing the Company’s common stock closing price of $11.12 per share on August 28, 2023 to total approximately $38,891,922, above the required $35 million. The following ten consecutive business days after September 5, 2023, ended ahead of the Hearing.

On September 12, 2023, the Company filed Amendment No. 1 to the initial Form S-4 filed on July 10, 2023.

As previously disclosed in a Form 8-K filed September 14, 2023, on September 13, 2023, the Company received written notice (the “Notification Letter”) from Nasdaq stating that the Company currently does not meet the required minimum of 300 public holders for continued listing on Nasdaq under Nasdaq Listing Rule 5550(a)(3) (the “Public Holder Requirement”), and further stated that Nasdaq’s Panel would consider this matter in rendering a determination regarding the Company’s continued listing on Nasdaq at the Hearing already scheduled.

On September 21, 2023, the Company attended the Hearing to discuss the Delisting Letter and Notification Letter with the Panel. At the Hearing, the Company discussed its anticipated compliance with the Public Holder Requirement upon the closing of the Business Combination pursuant to the Merger Agreement with Regentis and the Merger Sub. The results of the Hearing are further discussed under Note 11 -Nasdaq Compliance.

On September 27, 2023, the Company deposited $30,000, representing $0.037 per public share, into its Trust Account for its public stockholders, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from October 2, 2023 to November 2, 2023, as the fifth of twelve 1-month extensions permitted under the Company’s governing documents.

Liquidity and Going Concern

On September 30, 2023, the Company had cash of $74,916 and a working capital deficit of $4,873,521.

The Company’s liquidity needs up to September 30, 2023 were satisfied through the proceeds of $25,000 from the sale of the Founder Shares (as defined in Note 5), loans from related parties and outside investors totalling $1,375,996 and $323,039 as of September 30, 2023 and December 31, 2022, respectively, and from the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account.

Until the consummation of a business combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements-Going Concern, the Company has until November 2, 2023, to consummate an initial business combination. It is uncertain that the Company will be able to consummate an initial business combination by this time. If an initial business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Additionally, the Company may not have sufficient liquidity to fund the working capital needs of the Company through one year from the issuance of these condensed consolidated financial statements. Management has determined that the liquidity condition and mandatory liquidation, should an initial business combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 2, 2024. The Company’s Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital.

Risks and Uncertainties

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus.

The escalation in October 2023 of the conflict between Israel and Hamas also could cause disruptions to global economic conditions and effect the stability of the Middle East region. It is unknown how long any of these disruptions will continue and whether such disruptions will become more severe.

The impact of these conflicts on the world economy is not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete the Business Combination and in the Company’s ability to complete the Business Combination.

As discussed above, on May 30, 2023, holders of 1,035,788 shares of Common Stock elected to redeem their shares in connection with the Extension. As a result, $11,233,821 was removed from the Company’s Trust Account to pay such holders. Management has evaluated the requirements of the IR Act and the Company’s operations and has determined that a liability of $112,338 should be recorded for the excise tax in connection with the above mentioned redemptions. This liability will be reviewed and remeasured at each subsequent reporting period.

Note 1— Description of Organization and Business Operations

OceanTech Acquisitions I Corp. (the “Company”) is a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from February 3, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the public offering (the “Initial Public Offering”) as defined below, and, since the closing of the initial public offering, a search for a business combination candidate. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on both cash from the proceeds derived from the Initial Public Offering and investments held in trust.

The Company’s Original Sponsor was OceanTech Acquisitions I Sponsors, LLC (the “Original Sponsor”). As discussed in Note 11, on March 13, 2023 the Company’s sponsor changed to Aspire Acquisition LLC, a Delaware limited liability company (the “New Sponsor”).

Financing

The registration statement for the Company’s Initial Public Offering was declared effective on May 27, 2021 (the “Effective Date”). On June 2, 2021, the Company consummated its Initial Public Offering of 10,000,000 units (the “Units”) at a price of $10.00 per Unit, generating gross proceeds to the Company of $100,000,000, which is discussed in Note 3.

Simultaneously with the consummation of the Initial Public Offering and the sale of the Units, the Company consummated the private placement sale (“Private Placement”) of an aggregate 4,571,000 warrants (“Private Placement Warrants”), of which 3,871,000 Private Placement Warrants were purchased by the Original Sponsor and 700,000 Private Placement Warrants were purchased by Maxim Group LLC and/or its designees (“Maxim”), at a price of $1.00 per Private Placement Warrant, generating total proceeds of $4,571,000.

Transaction costs of the Initial Public Offering amounted to $7,482,451 consisting of $2,065,200 of underwriting discount, $3,614,100 of deferred underwriting discount, $1,033,633 in fair value of representative shares issued and $769,518 of other offering costs. Of the transaction costs, $690,542 were charged to operations for the portion related to warrants and $6,791,909 were included as offering costs and charged against equity.

The Company granted the underwriter in the Initial Public Offering a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments, if any. On June 17, 2021, the underwriter partially exercised the over-allotment option to purchase 326,000 additional Units (the “Over-Allotment Units”), generating an aggregate of gross proceeds of $3,260,000, and incurred $65,200 in cash underwriting fees.

On June 2, 2022, the Company closed and offering to private investors which included issuance of 1,548,900 Private Warrants at a price of $1.00 per warrant. Proceeds of the offering were deposited in the Company’s Trust account for its public stockholders, representing $0.15 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by six months from June 2, 2022, to December 2, 2022. The Extension is permitted under the Company’s governing documents.

On August 10, 2022, the Company, OceanTech Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and OceanTech Acquisitions I Sponsors, LLC, the Company’s Original Sponsor, entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with Captura Biopharma, Inc., a Delaware corporation (the “Target”, and together with the Company and Merger Sub, the “Parties”) and Michael Geranen, as seller representative (“Geranen”). Pursuant to the Merger Agreement, upon the Closing of the business combination, we would effect the merger of First Merger Sub with and into the Target, with the Target continuing as the surviving entity, as a result of which all of the issued and outstanding capital stock of the Target would be exchanged for shares of the Class A Common Stock of the Company upon the terms set forth as follows: the Target’s shareholders collectively shall be entitled to receive from the Company, in the aggregate, a number of Company’s securities with an aggregate value equal to (a) $200,000,000 minus (b) the amount, if any, by which the Target’s net working capital amount exceeds the net working capital amount (but not less than zero), minus (c) the amount of Closing Net Indebtedness (as defined in the Merger Agreement) minus (d) the amount of any transaction expenses, provided that the merger consideration otherwise payable to the Target’s shareholders is subject to adjustment after the Closing in accordance with the terms of the Merger Agreement.

The obligations of the parties to consummate the business combination was subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (a) the representations and warranties of the respective Parties being true and correct subject to the materiality standards contained in the Merger Agreement; (b) material compliance by the Parties of their respective pre-closing covenants and agreements, subject to the standards contained in the Merger Agreement; (c) the approval by the Company’s stockholders of the business combination; (d) the approval by the Target’s stockholders of the business combination; (e) the absence of any Material Adverse Effect (as defined in the Merger Agreement) with respect to the Company or with respect to the Target since the effective date of the Merger Agreement that is continuing and uncured; (f) the election of the members of the post-Closing Board consistent with the provisions of the Merger Agreement, a majority of which are to be independent in accordance with the Nasdaq rules; (g) the Company having at least $5,000,001 in tangible net assets upon the Closing; (h) the entry into certain ancillary agreements as of the Closing; (i) the lack of any notice or communication from, or position of, the SEC requiring the Company to amend or supplement the Prospectus and Proxy Statement; and (j) the receipt of certain closing deliverables.

On October 13, 2022, parties to the Merger Agreement mutually terminated it pursuant to Section 8.1(a) of the Merger Agreement, effective immediately. Neither party was required to pay the other a termination fee as a result of the mutual decision to terminate the Merger Agreement.

On November 15, 2022, OceanTech Acquisitions I Corp., a Delaware corporation entered into a definitive business combination agreement with OceanTech Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company, OceanTech Merger Sub 2, LLC, a Wyoming limited liability company and wholly-owned subsidiary of the Company (“Merger Sub 2” and together with Merger Sub 1, the “Merger Subs”), OceanTech Acquisitions I Sponsors LLC, a Delaware limited liability company in the capacity as the representative for the stockholders of the Company (the “Company Representative”), Majic Wheels Corp., a Wyoming corporation (the “Target”), and Jeffrey H. Coats, an individual, in the capacity as the representative for the Target stockholders (the “Target Representative”).

On October 13, 2022, Majic and OceanTech mutually terminated the Merger Agreement pursuant to Section 8.1(a) of the Merger Agreement, effective immediately. Neither party was required to pay the other a termination fee as a result of the mutual decision to terminate the Merger Agreement.

On November 29, 2022, OceanTech Acquisitions I Corp. held the Extension Meeting. At the Meeting, the Company’s stockholders approved the Charter Amendment, which extends the date by which the Company must consummate its initial business combination from December 2, 2022 to June 2, 2023 (or such earlier date as determined by OTEC’s board of directors unless extended), subject to the approval of the Board of Directors of the Company, provided the sponsor or its designees deposit into the trust account an amount equal to $0.067 per share for each public share or $125,000, prior to the commencement of each extension period. In connection with the extension stockholders holding 8,477,497 shares of common stock exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $87,541,322 (approximately $10.32 per share) was removed from the Trust Account to pay such holders.

On December 1, 2022, the Company caused to be deposited $125,000 into its Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from December 2, 2022 to January 2, 2023.

On December 30, 2022, the Company caused to be deposited $125,000 into its Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from January 2, 2022, to February 2, 2023.

On February 2, 2023, the Company caused to be deposited $125,000 into its Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from February 2, 2022, to March 2, 2023.

On March 2, 2023, the Company caused to be deposited $125,000 into its Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from March 2, 2022, to April 2, 2023.

Liquidity and Going Concern

At December 31, 2022, the Company had cash of $35,806 and a working capital deficit of $2,209,084.

The Company’s liquidity needs up to December 31, 2022 were satisfied through the proceeds of $25,000 from the sale of the founder shares (Note 5), a loan of $323,039 under an unsecured and noninterest bearing promissory note – related party (Note 5), and from the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the trust account (“Trust Account”) located in the United States at JPMorgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee.

Until the consummation of a business combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the business combination. The Company will need to raise additional capital through loans or additional investments from its New Sponsor, stockholders, officers, directors, or third parties. The Company’s New Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, the Company has until June 2, 2023 (or such earlier date as determined by OTEC’s board of directors unless extended), to consummate an initial business combination. It is uncertain that the Company will be able to consummate an initial business combination by this time. If an initial business combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Additionally, the Company may not have sufficient liquidity to fund the working capital needs of the Company through one year from the issuance of these consolidated financial statements. Management has determined that the liquidity condition and mandatory liquidation, should an initial business combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 2, 2023 (or such earlier date as determined by OTEC’s board of directors unless extended). The Company’s sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the COVID-19 virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.